SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Retroactive adoption of IFRS 16 - Consolidated statements of income and comprehensive income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Purchase of goods and services	$ 1,752.0	$ 1,799.7	$ 1,789.9
Depreciation and amortisation expense	717.9	705.3	648.5
Financial expenses	280.5	281.8	302.0
Restructuring of operations, litigation and other items	29.8	17.2	28.5
Deferred income tax expense	11.7	132.4	(14.7)
Net income attributable to shareholders	540.5	761.0	387.7
Comprehensive income attributable to shareholders	519.8	830.4	396.9
Net income attributable to shareholders	538.1	765.8	400.3
Comprehensive income attributable to shareholders	513.4	816.7	405.8
Non-controlling interests	2.4	(4.8)	$ (12.6)
Increase (decrease) due to application of IFRS 16
Purchase of goods and services	(52.5)	(49.8)
Depreciation and amortisation expense	38.9	37.8
Financial expenses	11.0	12.5
Restructuring of operations, litigation and other items	(0.7)	0.3
Deferred income tax expense	0.9	(0.2)
Net income attributable to shareholders	2.4	(0.6)
Comprehensive income attributable to shareholders	2.4	(0.6)
Net income attributable to shareholders	2.2	(0.5)
Comprehensive income attributable to shareholders	2.2	(0.5)
Non-controlling interests	$ 0.2	$ (0.1)